Commitments and Contingencies (Details 2) (Guarantee of short-term bank loans)	Dec. 31, 2013 Third parties guaranteed USD ($)	Dec. 31, 2013 Third parties guaranteed CNY	Dec. 31, 2012 Third parties guaranteed CNY	Dec. 31, 2013 Granaries guaranteed CNY	Dec. 31, 2012 Granaries guaranteed CNY
Commitments and contingencies
Guaranteed amount	$ 34,443,734	210,000,000	512,440,000	0	412,400,000